Segment Reporting and Geographic Locations - Additional Details (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2014 segment	Dec. 31, 2013 segment
Segment Reporting Information [Line Items]
Number of operating segments	4	4
International
Segment Reporting Information [Line Items]
Number of Countries in which Entity Operates	65